Schedule of Reportable Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Net revenue	$ 8,379,306	$ 6,763,391	$ 26,469,224	$ 22,505,391	$ 28,495,447	$ 30,609,351
Cost of sales	4,600,690	5,283,014	18,107,835	15,211,072	19,555,279	20,591,417
Gross profit	3,778,616	1,480,377	8,361,389	7,294,319	8,940,168	10,017,934
Operating expenses
Advertising and promotion	22,783	105,006	224,006	350,847	440,866	694,821
Depreciation and amortization	598,948	577,277	1,703,462	1,412,825	1,900,819	1,944,104
Wages and salaries	1,440,974	1,990,892	5,265,231	4,203,886	5,878,649	5,856,086
Office and general expenses	836,794	999,447	2,531,666	1,794,065	2,983,487	2,834,298
Research and development expenses	498	2,685	19,696	15,656	18,983	202,424
Legal and professional fees	261,201	290,214	1,087,409	847,759	1,373,915	1,789,018
Insurance expenses	(110,003)	(98,425)	(331,354)	(320,107)	(435,138)	(462,577)
Excise and other taxes	144,077	41,807	251,656	141,843	55,450	24,532
Other (gains) losses	2,035	18,678	2,035	1,397	1,397	1,211,330
Travel and business development	87,916	92,587	234,519	276,564	459,807	541,064
Total operating expenses	3,914,417	4,419,791	12,777,893	9,972,485	16,926,013	46,288,637
Loss from operations	(135,801)	(2,939,414)	(4,416,504)	(2,678,166)	(7,985,845)	(36,270,703)
Other expense
Interest expense	635,385	532,327	1,807,274	4,657,713	5,155,288	4,575,578
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability	1,970,168	5,271,824	(2,134,953)	5,012,433	6,113,485	(399,066)
Other expense (income)	24,395		15,343	4,385	(20,376)	(516,974)
Total other expense	2,629,948	5,804,151	(312,336)	12,557,776	13,328,426	3,657,560
Loss before provision for income taxes	(2,765,749)	(8,743,565)	(4,104,168)	(15,235,942)	(21,314,271)	(39,928,263)
Provision for income taxes	1,038,063	442,068	2,367,067	2,203,377	3,307,243	(4,959,178)
Net loss and comprehensive loss	(3,803,812)	(9,185,633)	(6,471,235)	(17,439,319)	(24,621,514)	(34,969,085)
Foreign currency translation		159,108		7,314	7,314	(174,961)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.	$ (3,803,812)	$ (9,344,741)	(6,471,235)	(17,446,633)	(24,628,828)	(34,651,435)
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenue			26,469,224	22,505,391	28,495,447	30,609,351
Cost of sales			18,107,835	15,211,072	19,555,279	20,591,417
Gross profit			8,361,389	7,294,319	8,940,168	10,017,934
Operating expenses
Advertising and promotion			224,006	350,847	440,866	694,821
Depreciation and amortization			1,703,462	1,412,825	1,900,819	1,944,104
Wages and salaries			5,265,231	4,203,886	5,878,649	5,856,086
Office and general expenses			2,531,666	1,794,065	2,983,487	2,834,298
License and compliance			598,605	117,457
Research and development expenses			19,696	15,656	18,983	202,424
Legal and professional fees			1,087,409	847,759	1,373,915	1,789,018
Insurance expenses			331,354	320,107	435,138	462,577
Excise and other taxes			251,656	141,843	55,450	24,532
Lease expenses			528,254	490,079	716,118	701,925
Loss on impairment of goodwill, intangible and long-lived assets					2,661,384	30,026,458
Other (gains) losses			2,035	1,397	1,397	1,211,330
Travel and business development			234,519	276,564	459,807	541,064
Total operating expenses			12,777,893	9,972,485	16,926,013	46,288,637
Loss from operations			(4,416,504)	(2,678,166)	(7,985,845)	(36,270,703)
Other expense
Interest expense			1,807,274	4,657,713	5,155,288	4,575,578
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability			(2,134,953)	5,012,433	6,113,485	(399,066)
Other expense (income)			15,343	4,385	(20,376)	(516,974)
Total other expense			(312,336)	12,557,776	13,328,426	3,657,560
Loss before provision for income taxes			(4,104,168)	(15,235,942)	(21,314,271)	(39,928,263)
Provision for income taxes			2,367,067	2,203,377	3,307,243	(4,959,178)
Net loss and comprehensive loss			(6,471,235)	(17,439,319)	(24,621,514)	(34,969,085)
Foreign currency translation				7,314	7,314	(174,961)
Net income and comprehensive income attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			(6,471,235)	(17,446,633)	(24,628,828)	(34,651,435)
Operating Segments [Member] | Wholesale Concentrates [Member]
Segment Reporting Information [Line Items]
Net revenue			24,015,853	19,621,142	24,586,764	26,269,738
Cost of sales			16,092,884	13,682,586	17,544,172	18,235,881
Gross profit			7,922,969	5,938,556	7,042,592	8,033,857
Operating expenses
Advertising and promotion			57,907	146,019	176,777	452,657
Depreciation and amortization			1,097,421	1,212,099	1,731,522	1,784,858
Wages and salaries			1,316,151	1,411,125	2,041,058	2,384,726
Office and general expenses			1,900,115	1,016,674	1,706,632	1,455,601
License and compliance			572,135	85,136
Research and development expenses			19,696	15,412	18,739	78,527
Legal and professional fees			305,525	153,272	307,950	204,080
Insurance expenses			18,105	1,485	2,197	9,201
Excise and other taxes			224,139	99,102	55,450	75,508
Lease expenses			262,021	469,278	60,124	587,503
Loss on impairment of goodwill, intangible and long-lived assets
Other (gains) losses			2,035			1,199,737
Travel and business development			147,515	47,966	80,175	313,248
Total operating expenses			5,922,765	4,657,568	6,180,624	8,545,646
Loss from operations			2,000,204	1,280,988	861,968	(511,789)
Other expense
Interest expense			378,342	186,743	1,257,809	228,447
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability					12,727
Other expense (income)					(8,902)
Total other expense			378,342	186,743	1,261,634	228,447
Loss before provision for income taxes			1,621,862	1,094,245	(399,666)	(740,236)
Provision for income taxes			17,647		323
Net loss and comprehensive loss			1,604,215	1,094,245	(399,989)	(740,236)
Foreign currency translation
Net income and comprehensive income attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			1,604,215	1,094,245	(399,989)	(740,236)
Operating Segments [Member] | Retails [Member]
Segment Reporting Information [Line Items]
Net revenue			2,453,371	2,884,249	3,908,683	4,339,613
Cost of sales			2,014,951	1,528,486	2,011,107	2,355,536
Gross profit			438,420	1,355,763	1,897,576	1,984,077
Operating expenses
Advertising and promotion			64,681	179,340	236,856	223,495
Depreciation and amortization			7,125	90,157	117,032	111,849
Wages and salaries			667,691	636,978	847,036	772,196
Office and general expenses			294,250	318,936	541,955	450,226
License and compliance			28,622	32,034
Research and development expenses
Legal and professional fees			73,514	43,181	54,066	39,152
Insurance expenses			6,198	42,982	45,989	24,698
Excise and other taxes			25,433	41,405		(50,976)
Lease expenses			182,932	(17,000)	(17,000)	30,875
Loss on impairment of goodwill, intangible and long-lived assets					2,414,485
Other (gains) losses				(6,415)	(6,415)	11,593
Travel and business development			1,860	15,143	18,401	20,363
Total operating expenses			1,352,306	1,376,741	4,252,405	1,633,471
Loss from operations			(913,886)	(20,978)	(2,354,829)	350,606
Other expense
Interest expense			2,339	150,380	201,376	192,943
Loss (gain) on extinguishment of debt
Change in fair value of contingent consideration
Change in fair value derivative liability
Other expense (income)
Total other expense			2,339	150,380	201,376	192,943
Loss before provision for income taxes			(916,225)	(171,358)	(2,556,205)	157,663
Provision for income taxes
Net loss and comprehensive loss			(916,225)	(171,358)	(2,556,205)	157,663
Foreign currency translation
Net income and comprehensive income attributable to non-controlling interest
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			(916,225)	(171,358)	(2,556,205)	157,663
Operating Segments [Member] | Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
Net revenue
Cost of sales
Gross profit
Operating expenses
Advertising and promotion			101,418	25,488	27,233	18,669
Depreciation and amortization			598,916	110,569	52,265	47,397
Wages and salaries			3,281,389	2,155,783	2,990,555	2,699,164
Office and general expenses			337,301	458,455	734,900	928,471
License and compliance			(2,152)	287
Research and development expenses				244	244	123,897
Legal and professional fees			708,370	651,306	1,011,899	1,545,786
Insurance expenses			307,051	275,640	386,952	428,678
Excise and other taxes			2,084	1,336
Lease expenses			83,301	37,801	672,994	83,547
Loss on impairment of goodwill, intangible and long-lived assets					246,899	30,026,458
Other (gains) losses				7,812	7,812
Travel and business development			85,144	213,455	361,231	207,453
Total operating expenses			5,502,822	3,938,176	6,492,984	36,109,520
Loss from operations			(5,502,822)	(3,938,176)	(6,492,984)	(36,109,520)
Other expense
Interest expense			1,426,593	4,320,590	3,696,103	4,154,188
Loss (gain) on extinguishment of debt				2,883,245	2,935,029	(1,978)
Change in fair value of contingent consideration					(855,000)
Change in fair value derivative liability			(2,134,953)	5,012,433	6,100,758	(399,066)
Other expense (income)			15,343	4,385	(11,474)	(516,974)
Total other expense			(693,017)	12,220,653	11,865,416	3,236,170
Loss before provision for income taxes			(4,809,805)	(16,158,829)	(18,358,400)	(39,345,690)
Provision for income taxes			2,349,420	2,203,377	3,306,920	(4,959,178)
Net loss and comprehensive loss			(7,159,225)	(18,362,206)	(21,665,320)	(34,386,512)
Foreign currency translation				7,314	7,314	(174,961)
Net income and comprehensive income attributable to non-controlling interest						(142,689)
Net loss and comprehensive loss attributable to shareholders of Leef Brands, Inc.			$ (7,159,225)	$ (18,369,520)	$ (21,672,634)	$ (34,068,862)